Cover	May 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2022
Entity File Number	001-38596
Entity Registrant Name	REPLIMUNE GROUP, INC.
Entity Central Index Key	0001737953
Entity Tax Identification Number	82-2082553
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Unicorn Park
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	781
Local Phone Number	222-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	REPL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true